Document and Entity Information	Mar. 13, 2023
Cover [Abstract]
Entity Registrant Name	MESA AIR GROUP INC
Amendment Flag	true
Entity Central Index Key	0000810332
Document Type	8-K/A
Document Period End Date	Mar. 13, 2023
Entity Incorporation State Country Code	NV
Entity File Number	001-38626
Entity Tax Identification Number	85-0302351
Entity Address, Address Line One	410 North 44th Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	(602)
Local Phone Number	685-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MESA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 4.01 of the Current Report on Form 8-K of Mesa Air Group, Inc. filed on March 17, 2023 (the “Original Form 8-K”) solely to correct an error in the first paragraph of Exhibit 16.1 filed with the Original Form 8-K (the “Exhibit”). As previously filed, the first paragraph of the Exhibit incorrectly referenced the first through fifth paragraphs in the parenthetical of that paragraph (which referenced the paragraphs of the Original Form 8-K). This error has been corrected in the refiled Exhibit 16.1 to this Amendment No. 1 to refer to the first through third paragraphs of the Original Form 8-K. No other changes have been made to the Original Form 8-K.